Borrowings	12 Months Ended
Dec. 31, 2021
Disclosure of borrowings [text block] [Abstract]
BORROWINGS
18	BORROWINGS

As of December 31, this item includes:

	Total		Current		Non-current
	2020	2021	2020	2021	2020	2021

Bank loans (a)	571,659	343,679	409,272	217,935	162,387	125,744
Finance leases (b)	52,391	9,836	13,635	5,118	38,756	4,718
Lease liability for right-of-use asset (c)	72,726	60,507	19,950	14,541	52,776	45,966
Other financial entities (d)	201,544	165,878	10,027	3,746	191,517	162,132
	898,320	579,900	452,884	241,340	445,436	338,560

a) Bank Loans

As of December 31, 2020 and 2021, this item comprises bank loans in local and foreign currencies for working capital purposes. These obligations accrue fixed interest rates that fluctuate between 0.5% and 11.0% in 2020 and between 0.9% and 11.0% in 2021.

	Interest	Date of	Current		Non-current
	rate	maturity	2020	2021	2020	2021
Cumbra Peru S.A. (i-iv)	0.90% / 8.50%	2025	222,924	129,905	19,977	4,526
Unna Energia S.A.(ii)	6.04% / 7.68%	2027	24,950	23,351	99,474	120,635
Viva Negocio Inmobiliario S.A. (v)	7.00% / 11.00%	2023	90,197	64,679	3,318	583
AENZA S.A.A. (iii)	9.10% / 10.10%	2021	51,977	-	39,618	-
Adexus S.A. (Note 36)	0.50% / 1.15%	2021	19,224	-	-	-
			409,272	217,935	162,387	125,744

i)	Financial Stability Framework Agreement

In July 2017, the Company and its subsidiaries (Cumbra Peru S.A., Construyendo Pais S.A., Vial y Vives-DSD S.A. and Concesionaria Via Expresa Sur S.A.) signed a Financial Stability Framework Agreement with the following financial entities: Scotiabank Peru S.A.A., Banco Internacional del Peru S.A.A., Banco BBVA Peru S.A., Banco de Credito del Peru S.A., Citibank del Peru SA and Citibank N.A. The objectives of the Financial Stability Framework Agreement were: to guarantee Cumbra Peru S.A. a syndicated revolving line for working capital, a non-revolving line of credit to finance repayment commitments subject to performance bonds; guarantee lines of credit for the issuance of the performance bond and undertake to maintain the existing letters of credit issued at the request of Cumbra Peru S.A.

On August 12, 2021, the lenders agreed to extend the maturity date of the Framework Agreement, the Financing Agreement and the Syndicated Letter of Guarantee Facility to July 31, 2022, which expires August 1, 2021.

In accordance with the Financial Stability Framework Agreement, the Company must comply quarterly with two ratios, related to its invoices and sales provisions: (i) the calculated value of 90% of its bills receivable, and (ii) the calculated value of 80% of its income provisions must be greater than 50% of the amount pending payment.

As of December 31, 2021, the account receivable rate and unbilled receivable rate reached 212% and 284%, respectively. As of December 31, 2020 due to the stoppage of activities generated by the COVID-19 pandemic, the account receivable rate and unbilled receivable rate reached 56% and 142%, respectively. The Company complied with the requirement of the Financial Stability Framework Agreement.

In August 2021, US$20 million was paid, equivalent to S/81.3 million. As of December 31, 2021, the Company’s balance payable under the Financial Stability Framework Agreement amounts to US$7.4 million, equivalent to S/29.5 million (US$30.7 million, equivalent to S/111 million, as of December 31, 2020)

ii)	Unna Energia S.A. Loan

Terminales del Peru (hereinafter “TP”), a joint operation of the subsidiary Unna Energia S.A., has a medium-term loan agreement with Banco de Credito del Peru S.A. (hereinafter BCP) up to US$30 million to finance the investments committed and up to US$70 million to finance the additional investments from the operation contract of the North and Center terminals for the period 2015 to 2019 with a maximum exposure limit of US$80 million. These facilities are repaid within 8 years. In April and December 2021, an additional cash transfer of US$7.3 million (equivalent to US$28.2 million) and US$4.3 million (equivalent to US$16.9 million), respectively, was requested for the additional investments. As of December 31, 2021, TP has a total amount of financing of US$54.3 million (equivalent to S/217.4 million) and due in 2027 (US$46.4 million, equivalent to S/168.2 million, as of December 31, 2020). As of December 31, 2021, the amount of financing equivalent to the 50% interest held by the subsidiary Unna Energia S.A. amounts to US$27.2 million, equivalent to S/108.7 million (US$23.2 million, equivalent to S/84.1 million, as of December 31, 2020).

In addition, in November 2019, TP signed a loan agreement to finance the additional investments from 2019 to 2023, for a credit line amount to US$46 million with BCP. The contract confirmed the participation of an assignee, so BD Capital (BDC) acquired 50% of the BCP contractual position through the subscription of the accession contract and in November 2019 disbursed to TP US$23 million. As of December 31, 2021, TP has a total amount of financing of US$18.4 million (equivalent to S/73.6 million) and due in 2026 (US$22 million, equivalent to S/80 million, as of December 31, 2020). As of December 31, 2021, the amount of financing equivalent to the 50% interest held by the subsidiary Unna Energia S.A. amounts to US$9.2 million, equivalent to S/36.8 million (US$11 million, equivalent to S/40 million, as of December 31, 2020).

As of December 31, 2021 and the date of this report, TP is in compliance with the ratios established in the contract loan.

iii)	CS Peru Infrastructure Holdings LLC Loan

In July 2019, the Company entered into a medium-term loan credit agreement for up to US$35 million with CS Peru Infrastructure Holdings LLC. The term of the loan is three years, with quarterly installments of principal starting on the 18th month. The loan generates interest between 9.1% and 10.10%. The loan funds were used for working capital in the Company, Cumbra Peru S.A. and Adexus S.A.

In August 2021, the loan was paid in full. (US$25.7 million, equivalent to S/93.2 million, as of December 31, 2020).

iv)	Banco Santander Peru S.A. Loan

On December 28, 2020, Técnicas Reunidas enforced two letters of credit for a total amount of US$23.7 million, which had been issued by Santander on behalf of our subsidiary Cumbra Peru S.A. as security pursuant to a construction contract. As a result, Cumbra Peru S.A. subscribed a loan with Banco Santander for principal amount of US$23.7 million (equivalent to S/85.9 million). The loan accrues interest at an annual rate of Libor + 8% and due on September 30, 2022. In October and December 2021, the debt was paid for US$2.5 million and US$1 million, respectively. As of December 31, 2021, the principal amount of the loan is US$20.2 million, equivalent to S/80.8 million (US$23.7 million, equivalent to S/85.9 million, as of December 31, 2020).

Pursuant to the Loan Agreement executed with Banco Santander Peru S.A., Cumbra Peru S.A. was obliged to amortize US$1.5 million on December 31, 2021.  However, such agreement stipulates that to the extent other payment obligations have not been fulfilled (Amortization of Direct Debt to the banks of the Syndicated Line), AENZA S.A.A. could request to Banco Santander Peru S.A. the same payment waivers granted by these creditors (banks of the Syndicated Line).  Therefore, on December 30, 2021, Cumbra Peru requested Banco Santander Peru S.A. a waiver with respect to the amortization date in the following main terms: (i) waiver of the US$1.5 million amortization on the Payment Date and (ii) schedule the amortization to February 15, 2022, to the extent that the amortization of the Syndicated Line Amortization is fulfilled on the same date.

Banco Santander Peru S.A. approved a payment waiver with effective date December 31, 2021.

As of December 31, 2021, Cumbra Peru S.A. is in compliance with the covenants under the Loan Agreement with Banco Santander Peru S.A.

v)	Viva Negocio Inmobiliario S.A. Loan

The balance consists mainly of the financing of the following projects:

-	Los Parques de Comas: As of December 31, 2021, promissory notes for a total of S/9.7 million with Banco BBVA Peru S.A., with an interest rate between 7.85% and 8.89%, maturing between January 2022 and January 2023 (S/8.2 million, at December 31, 2020).

-	El Nuevo Rancho: As of December 31, 2021, a promissory note with the Banco Interamericano de Finanzas S.A. for S/18.4 million, with an interest rate of 7%, due in January 2022 (S/24.2 million, as of December 31, 2020).

-	Los Parques del Mar: As of December 31, 2021, promissory notes with the Banco de Credito del Peru S.A. for a total of S/35.7 million, with an interest rate of 7%, due in July 2022 (S/43.4 million, as of December 31, 2020).

-	Los Parques de Carabayllo: As of December 31, 2021, loan with Eldo Peru S.A.C. for US$0.35 million equivalent to S/1.4 million, with an interest rate of 11%, maturing in April 2022 (US$1 million equivalent to S/3.6 million, as of December 31, 2020).

b)	Financial Leases

	Interest	Date of	Current		Non-current
	rate	maturity	2020	2021	2020	2021

Viva Negocio Inmobiliario S.A.	7.79% / 9.04%	2024	4,617	2,754	4,357	3,924
Cumbra Peru S.A.	4.80% / 7.67%	2023	2,021	2,318	2,823	794
Unna Energia S.A.	6.28%	2022	149	46	19	-
Adexus S.A. (Note 36)	0.23% / 0.51%	2027	6,848	-	31,557	-
			13,635	5,118	38,756	4,718

The minimum payments to be made according to their maturity and the present value of the leasing obligations are as follows:

	2020	2021

Up to 1 year	16,287	5,624
From 1 to 5 years	35,770	4,909
Over 5 years	8,515	-
	60,572	10,533
Future financial charges	(8,181)	(697)
Present value of the obligations for finance lease contracts	52,391	9,836

The present value of the finance lease agreements obligations are as follows:

	2020	2021

Up to 1 year	13,635	5,118
From 1 year to 5 years	30,635	4,718
Over 5 years	8,121	-
	52,391	9,836

c)	Lease liability for right-of-use asset

	Interest	Date of	Current		Non-current
	rate	maturity	2020	2021	2020	2021

AENZA S.A.A.	7.88%	2027	6,534	8,075	41,403	43,112
Unna Energía S.A.	7.10%	2024	6,765	2,831	2,926	1,058
UNNA Transporte S.A.C.	5.40% / 7.50%	2024	2,047	2,782	1,925	1,721
Cumbra Peru S.A.	6.95%	2023	852	423	426	-
Cumbra Ingenieria S.A.	6.95% / 7.40%	2023	302	367	381	60
Tren Urbano de Lima S.A.	10.00%	2023	42	45	59	15
Adexus S.A. (Note 36)	0.25% / 0.50%	2025	3,408	-	5,656	-
Other minors	4.50%	2022	-	18	-	-
			19,950	14,541	52,776	45,966

The minimum payments to be made according to their maturity and the present value of the lease liability for right-of-use asset obligations are as follows:

	2020	2021

Up to 1 year	24,714	18,817
From 1 to 5 years	51,853	46,288
Over 5 years	11,131	8,086
	87,698	73,191
Future financial charges	(14,972)	(12,684)
Present value of the lease liability for right-of-use asset obligations	72,726	60,507

The present value of the lease liability for right-of-use asset obligations are as follows:

	2020	2021

Up to 1 year	19,950	14,541
From 1 year to 5 years	42,641	38,136
Over 5 years	10,135	7,830
	72,726	60,507

d)	Other financial entities

The balance is mainly composed of the monetization of Red Vial 5 S.A. dividends, as described below.

At May 29, 2018 the Company subscribes an agreement between the Company and Inversiones Concesiones Vial S.A.C. (“BCI Peru”) - whith the intervention of Fondo de Inversiones BCI NV (“Fondo BCI”) and BCI Management Administradora General de Fondos S.A. (“BCI” Asset Management”) - to monetize future dividends from Red Vial 5 S.A. to the Company. With the signing of this agreement, the Company obligated itself to indirectly transfer its economic rights over 48.8% of the share capital of Red Vial 5 S.A. by transferring its class B shares (equivalent to 48.8% of the capital of Red Vial S.A.) to a vehicle specially constituted for such purposes named Inversiones en Autopistas S.A. The amount of the transaction was US$42.3 million (equivalent to S/138 million) and was completed on June 11, 2018.

Likewise, it has been agreed that the Company will have purchase options on 48.8% of Red Vial 5’s economic rights that BCI Peru will maintain through its participation in Inversiones en Autopistas S.A. These options will be subject to certain conditions such as the expiration of different terms, recovery of the investment made with the funds of the BCI Fund (according to different economic calculations) and/or that a change of control occurs.

During the 2020 period, the Company reviewed the projected cash flows and effective interest rate of the financial liability with BCI Peru based on new information available on Red Vial 5’s projected traffic and determined that there was a material quantitative change that exceeds the +/-10%. For this reason, the liability with BCI Peru measured at amortized cost was derecognized during 2020 in the amount of US$46 million; the difference between this amount and the new liability amounted to US$3.9 million, which was recorded in other income and expenses (net) in the income statement. Simultaneously, the Company recorded the same liability amounting to US$42.1 million which is measured at fair value from the date of initial recognition.

As of December 31, 2021, the loan balance payable amounted to US$41.5 million, equivalent to S/165.8 million (as of December 31, 2020, the balance was US$42.1 million, equivalent to S/152.5 million, in addition the balance was composed of loans payable from AENZA S.A.A. for S/11.3 million and Adexus S.A. for S/37.7 million) and includes the effect of the fair value of S/12.4 million (Note 27-d). Accrued interest amounted to S/10 million (In 2020, S/14.5 million) (Note 27-b).

e)	Fair value of debt

As of December 31, the book value and fair value of financial liabilities are as follows:

	Carrying amount		Fair value
	2020	2021	2020	2021

Bank loans	571,659	343,679	589,737	372,270
Finance leases	52,391	9,836	54,343	9,097
Lease liability for right-of-use asset	72,726	60,507	88,779	66,943
Other financial entities	201,544	165,878	247,857	165,878
	898,320	579,900	980,716	614,188

In 2021, fair values are based on discounted cash flows using debt rates between 3.9% and 10% (between 0.7% and 11% in 2020) and are within level 2 of the fair value hierarchy.